Deposits and Other Current Assets, Net	12 Months Ended
Jun. 30, 2025
Deposits and Other Current Assets, Net [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 4 — DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	As of year ended June 30,
	2025	2024
Deposits	$72,071	$31,070
Prepayment	3,261	139
Interest income receivables from fixed deposit bank accounts	-	34,421
Other current assets, net	1,931	6,869
	$77,263	$72,499

The Group regularly evaluates the collectability of deposits and other receivables based on historical data, current market conditions, and any specific circumstances related to each receivable. Given that no material collectability issues have been identified, no allowance for doubtful accounts has been recorded as of June 30, 2025 and 2024.